BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Going concern (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Operating loss	₺ (2,030,047)	₺ 22,196	₺ (1,370,068)
Accumulated deficit	(18,330,090)	(25,085,350)
Operating cash	11,284,445	7,457,826	9,485,168
Cash and cash equivalents	₺ 11,307,632	₺ 8,835,465	₺ 10,393,941